INVESTMENTS - eLong (Details)	1 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	May 31, 2015 USD ($)	Apr. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥) director item	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥) director item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Value booked under equity method
Share of cumulative loss				$ 86,689,209	¥ 601,883,179	¥ (135,780,312)	¥ 187,191,141
Net loss				$ 235,666,263	¥ 1,636,230,855	(2,399,395,247)	(91,622,345)
Gain/(loss) on equity dilution							20,577,432
eLong
Equity method investment disclosures
Equity method investment, ownership interest (as a percent)	38.00%
Payments made for investment | $	$ 422,000,000
Number of seats allocated | item			1		1
Total number of seats | director			8		8
Investment cost		¥ 2,732,852,735	¥ 2,545,486,916		¥ 2,732,852,735	2,615,954,303
Transfer out to Available-for-sale investments			(1,778,322,045)
Foreign currency translation		70,917,988	33,536,784			116,898,432
Total investment cost		2,803,770,723	800,701,655		800,701,655	2,732,852,735	¥ 2,615,954,303
Value booked under equity method
Share of cumulative loss		(255,175,523)	(563,698,613)		722,000,000	(98,560,550)
Amortization of outside difference, net of tax		(3,108,284)	(1,864,970)			(2,146,788)
Total booked value under equity method		(258,283,807)	(565,563,583)			(100,707,338)
Net book value		¥ 2,545,486,916	¥ 235,138,072		235,138,072	¥ 2,632,145,397
Gain/(loss) on equity dilution					1,000,000
eLong | eLong
Value booked under equity method
Net loss					¥ 1,635,000,000